Note 2 - Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Basis of Accounting [Text Block]
Note 2 –	Basis of Presentation

These interim unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States, or US GAAP, for interim financial information in accordance with the instructions to Form
10
-Q and include accounts of Windtree Therapeutics, Inc. and its wholly-owned subsidiaries. Accordingly, they do not
include all of the information and footnotes required by US GAAP for complete consolidated financial statements. Intercompany balances and transactions have been eliminated in consolidation. All adjustments (consisting of normally recurring accruals) considered for fair presentation have been included. When necessary, prior year’s condensed consolidated financial statements have been reclassified to conform to the current year presentation. Operating results for the three
months ended
March 31, 2020
are
not
necessarily indicative of the results that
may
be expected for the year ending
December 31, 2020.
There have been
no
changes to our significant accounting policies since
December 31, 2019.
The accompanying interim unaudited condensed consolidated financial statements should be read in conjunction with annual audited consolidated financial statements and related notes as of and for the year ended
December 31, 2019
contained in our Annual Report on Form
10
-K for the year ended
December 31, 2019.

The interim unaudited condensed consolidated financial statements reflect the
1
-for-
3
reverse split of our common stock that was approved by our Board of Directors and controlling stockholders and made effective on
April 29, 2020.
All share and per share information data herein that relates to our common stock prior to the effective date has been retroactively restated to reflect the reverse stock split.

Note
2
- Basis of Presentation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and include accounts of Windtree Therapeutics, Inc. and its wholly-owned subsidiaries (or the Company). Intercompany balances and transactions have been eliminated in consolidation. All adjustments (consisting of normally recurring accruals) considered for fair presentation have been included. When necessary, prior year’s consolidated financial statements have been reclassified to conform to the current year presentation.

The consolidated financial statements reflect a
1
-for-
3
reverse split of our common stock that was approved by our Board of Directors and controlling stockholders and made effective on
April 29, 2020.
All share and per share information data herein that relates to our common stock prior to the effective date has been retroactively restated to reflect the reverse stock split.